Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

March 31, 2020

VIPFLI-III-QTLY-0520
1.830300.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	38,053	$1,217,309
VIP Equity-Income Portfolio Investor Class (a)	73,031	1,284,618
VIP Growth & Income Portfolio Investor Class (a)	91,319	1,464,757
VIP Growth Portfolio Investor Class (a)	19,956	1,245,669
VIP Mid Cap Portfolio Investor Class (a)	15,612	357,818
VIP Value Portfolio Investor Class (a)	94,303	943,031
VIP Value Strategies Portfolio Investor Class (a)	56,727	462,889
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,075,902)		6,976,091

International Equity Funds - 26.2%
VIP Emerging Markets Portfolio Investor Class (a)	313,542	2,825,015
VIP Overseas Portfolio Investor Class (a)	259,939	4,780,274
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,149,860)		7,605,289

Bond Funds - 38.8%
Fidelity Inflation-Protected Bond Index Fund (a)	191,101	1,960,700
Fidelity Long-Term Treasury Bond Index Fund (a)	39,193	671,760
VIP High Income Portfolio Investor Class (a)	128,478	594,853
VIP Investment Grade Bond Portfolio Investor Class (a)	611,958	8,016,649
TOTAL BOND FUNDS
(Cost $10,759,271)		11,243,962

Short-Term Funds - 10.9%
VIP Government Money Market Portfolio Investor Class 0.24% (a)(b)
(Cost $3,171,262)	3,171,262	3,171,262
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,156,295)		28,996,604
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$28,996,606

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,228,202	$51,390	$361,558	$2,014	$11,113	$31,553	$1,960,700
Fidelity Long-Term Treasury Bond Index Fund	834,019	30,792	353,730	4,776	60,503	100,176	671,760
VIP Contrafund Portfolio Investor Class	1,567,164	78,659	239,736	9,242	21,514	(210,292)	1,217,309
VIP Emerging Markets Portfolio Investor Class	3,273,632	678,702	110,411	291,473	(2,761)	(1,014,147)	2,825,015
VIP Equity-Income Portfolio Investor Class	1,655,996	224,632	165,768	75,783	(13,567)	(416,675)	1,284,618
VIP Government Money Market Portfolio Investor Class 0.24%	2,556,913	974,432	360,083	7,761	--	--	3,171,262
VIP Growth & Income Portfolio Investor Class	1,887,240	296,569	181,596	96,849	(18,292)	(519,164)	1,464,757
VIP Growth Portfolio Investor Class	1,601,966	212,696	238,411	140,461	12,782	(343,364)	1,245,669
VIP High Income Portfolio Investor Class	661,611	74,486	45,867	5,041	(1,373)	(94,004)	594,853
VIP Investment Grade Bond Portfolio Investor Class	9,010,961	368,316	1,359,493	40,073	(12,610)	9,475	8,016,649
VIP Mid Cap Portfolio Investor Class	459,688	68,480	33,421	698	(1,688)	(135,241)	357,818
VIP Overseas Portfolio Investor Class	5,468,656	769,483	332,035	23,999	(20,342)	(1,105,488)	4,780,274
VIP Value Portfolio Investor Class	1,216,058	276,458	76,544	48,316	(10,031)	(462,910)	943,031
VIP Value Strategies Portfolio Investor Class	595,444	148,149	36,087	31,196	(5,652)	(238,965)	462,889
Total	$33,017,550	$4,253,244	$3,894,740	$777,682	$19,596	$(4,399,046)	$28,996,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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